Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statements of Income
Revenue (Note 26)	$ 204,024	$ 151,885
Cost of sales
Cost of sales excluding depletion	36,840	14,796
Depletion	65,108	50,085
Gross profit	102,076	87,004
General administration costs (Note 16)	20,095	15,516
Business development costs (Note 16)	4,219	2,976
Impairment charges (Note 13)	27,107	3,600
Expected credit losses (Note 10)	9,723
Sustainability initiatives	670	805
Operating income	40,262	64,107
(Loss)/gain on disposition of mineral interests (Note 12)	(1,000)	2,099
Increase/ (decrease) in fair value of investments and prepaid gold interests (Note 11)	1,467	(4,066)
Finance costs, net (Note 17)	(4,122)	(1,413)
Other expenses		(500)
Other expenses	(3,873)	(4,232)
Foreign currency translation loss	(218)	(352)
Earnings before income taxes	36,389	59,875
Income tax expense (Note 21)	(107)	(4,789)
Net earnings	$ 36,282	$ 55,086
Earnings per share - Basic (in dollars per share)	$ 0.18	$ 0.35
Earnings per share - Diluted (in dollars per share)	$ 0.18	$ 0.35